SHARE PURCHASE WARRANTS - Additional information (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2021 $ / shares shares	Feb. 28, 2021 $ / shares shares	Dec. 31, 2022 $ / shares
SHARE PURCHASE WARRANTS
Estimated fair value of warrants, per share			$ 0
February 2021 Warrants
SHARE PURCHASE WARRANTS
Share purchase warrants issued | shares		15,796,975
Exercise price of share purchase warrants		$ 2.00
Expected term		24 months
March 2021 Warrants
SHARE PURCHASE WARRANTS
Share purchase warrants issued | shares	39,215,000
Exercise price of share purchase warrants	$ 2.25
Expected term	24 months